Consolidated Statements of Comprehensive Income (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) Customer	Dec. 31, 2022 USD ($) Customer	Dec. 31, 2021 CNY (¥) Customer	Dec. 31, 2020 CNY (¥) Customer
Income Statement [Abstract]
Revenue from Related Parties	¥ 226,539	$ 32,845	¥ 417,051	¥ 621,845
Related Parties Amount In Cost Of Revenue	64,876	9,406	68,639	61,566
Provision for doubtful accounts	8,828	1,280	53,294	95,683
Operating Expenses, Related Party Costs	126,812	18,386	108,955	763
Interest and investment income related party	¥ 143,848	$ 20,856	¥ 136,613	¥ 63,558
No of ordinary shares per Ads after division	4	4	4	4